Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
20,158	Vanguard Russell 1000 Growth ETF	$ 5,039,702	1.0

	Total Exchange-Traded Funds
	(Cost $3,634,162)	5,039,702	1.0

MUTUAL FUNDS: 98.8%
	Affiliated Investment Companies: 98.8%
4,065,413	Voya Emerging Markets Index Portfolio - Class P2	58,745,224	11.4
9,643,148	Voya International Index Portfolio - Class P2	111,860,521	21.7
1,783,144	Voya Russell Mid Cap Index Portfolio - Class P2	25,855,582	5.0
1,738,012	Voya Russell Small Cap Index Portfolio - Class P2	30,832,324	6.0
1,956,017	Voya U.S. Bond Index Portfolio - Class P2	21,242,341	4.1
12,883,877	Voya U.S. Stock Index Portfolio - Class P2	260,254,306	50.6

	Total Mutual Funds
	(Cost $422,818,776)	508,790,298	98.8

	Total Investments in Securities (Cost $426,452,938)	$ 513,830,000	99.8
	Assets in Excess of Other Liabilities	816,873	0.2
	Net Assets	$ 514,646,873	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,039,702	$–	$–	$5,039,702
Mutual Funds	508,790,298	–	–	508,790,298
Total Investments, at fair value	$513,830,000	$–	$–	$513,830,000
Other Financial Instruments+
Futures	179,067	–	–	179,067
Total Assets	$514,009,067	$–	$–	$514,009,067
Liabilities Table
Other Financial Instruments+
Futures	$(45,085)	$–	$–	$(45,085)
Total Liabilities	$(45,085)	$–	$–	$(45,085)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$50,715,063	$7,405,577	$(697,900)	$1,322,484	$58,745,224	$-	$109,391	$-
Voya International Index Portfolio - Class P2	104,299,310	5,927,068	(1,806,630)	3,440,773	111,860,521	-	226,846	-
Voya Russell Mid Cap Index Portfolio - Class P2	23,826,181	1,081,304	(1,022,877)	1,970,974	25,855,582	-	(50,025)	-
Voya Russell Small Cap Index Portfolio - Class P2	19,947,316	11,346,782	(2,293,391)	1,831,617	30,832,324	-	865,944	-
Voya U.S. Bond Index Portfolio - Class P2	19,453,539	2,855,497	(213,409)	(853,286)	21,242,341	146,246	5,088	-
Voya U.S. Stock Index Portfolio - Class P2	250,742,214	12,426,712	(13,677,285)	10,762,665	260,254,306	-	4,068,560	-
	$468,983,623	$41,042,940	$(19,711,492)	$18,475,227	$508,790,298	$146,246	$5,225,803	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	45	06/18/21	$4,932,000	$(45,085)
S&P 500® E-Mini	7	06/18/21	1,388,590	22,287
			$6,320,590	$(22,798)
Short Contracts:
U.S. Treasury 10-Year Note	(47)	06/21/21	(6,154,062)	156,780
			$(6,154,062)	$156,780

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $429,548,658.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$85,241,685
Gross Unrealized Depreciation	(826,361)
Net Unrealized Appreciation	$84,415,324